Related Party Disclosures - Additional Information (Detail) - GBP (£) £ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Other assets			£ 3,013.0	£ 2,520.0
Liabilities		£ 267,463.0	£ 276,396.0	£ 265,685.0
Decrease in RWAs due to transfers	£ 5,500.0
Dividend paid	668.0
Banco Santander London Branch
Disclosure of transactions between related parties [line items]
Customer loans	1,400.0
Other assets	21,500.0
Liabilities	20.7
Banco Santander London Branch | Derivative Financial Instruments
Disclosure of transactions between related parties [line items]
Other assets	19,700.0
Liabilities	£ 18.8
Santander UK Group Holdings Plc
Disclosure of transactions between related parties [line items]
Sale Of Share Capital Issued Percentage		100.00%
Consideration paid (received)		£ 337.0